Total revenue and income	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Total revenue and income
19.	Total revenue and income

	March 31, 2018	March 31, 2017
Gross revenue from transaction activities and other services	514,074	217,252
Gross revenue from sales	129,678	166,221
Gross financial income (i)	288,419	145,743
Other financial income(ii)	116,360	836

Total gross revenue and income	1,048,531	530,052

Deductions from gross revenue from transactions activities and other services (iii)	(71,226)	(26,827)
Deductions from gross revenue from sales (iv)	(35,692)	(47,783)
Deductions from gross financial income (v)	(13,581)	(6,934)

Total deductions from gross revenue and income	(120,499)	(81,544)

Total revenue and income	928,032	448,508

(i)	Includes (a) interest income from early payment of notes payable to third parties and (b) interest on note receivables due in installments.
(ii)	The increase in the period refers to foreign exchange gain on the currency conversion of the primary offer proceeds for the three-month period ended March 31, 2018 in the amount of R$89,866, and financial income on financial investments classified as cash and cash equivalents for the three-month period ended on March 31, 2018 in the amount of R$25,694 (March 31, 2017—R$360).
(iii)	Deductions consist of sales taxes.
(iv)	The deductions are composed by sales taxes and returns.
(v)	Deductions consist of taxes on financial income.

21.	Total revenue and income

	December 31,
	2017	2016	2015
Gross revenue from transaction activities and other services	1,391,381	543,818	305,298
Gross revenue from sales	655,153	371,517	238,947
Gross financial income (i)	858,410	411,413	243,566
Other financial income	8,576	5,337	10,744

Total gross revenue and income	2,913,520	1,332,085	798,556

Deductions from gross revenue from transactions activities and other services (ii)	(167,120)	(63,793)	(37,101)
Deductions from gross revenue from sales (iii)	(183,229)	(110,923)	(62,430)
Deductions from gross financial income (iv)	(39,786)	(18,984)	(24,104)
Total deductions from gross revenue and income	(390,135)	(193,700)	(123,635)

Total revenue and income	2,523,385	1,138,385	674,920

(i)	Includes (a) interest from early payment related to the discount of notes payable to third parties paid in advance and (b) interest on note receivables due in installments.
(ii)	Deductions consist of services taxes.
(iii)	The deductions are composed of sales taxes and returns.
(iv)	Deductions consist of taxes on financial income.